Share capital and reserves	6 Months Ended
Jun. 30, 2026
Share Capital And Reserves
Share capital and reserves

6.	Share capital and reserves

Authorized, allotted and fully paid – classified as equity	As at June 30, 2026 unaudited Number	As at June 30, 2026 unaudited £	As at December 31, 2025 Number	As at December 31, 2025 £
Ordinary shares of £0.000001 each	373,056,808,922	373,057	225,817,808,922	225,818
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	4,063,321,418	4,063,321
‘C’ Deferred shares of £0.00005 each 4,063,321,418 4,063,321 4,063,321,418 4,063,321	126,547,389,518	6,327,370	126,547,389,518	6,327,370
‘D’ Deferred shares of £0.000001 each	2,482,747,137,178	2,482,747	2,482,747,137,178	2,482,747
Total		14,246,496		14,099,257

Ordinary and deferred shares were recorded as equity.

As at June 30, 2026, the Company had 347 pre-funded warrants outstanding over ADS’s (December 31, 2025 : 294,825*).

*Number of ADS warrants has been adjusted to reflect the ADS ratio change of ADSs to ordinary shares that occurred on 6 April 2026

On April 6, 2026, the Company effected a ratio change in the number of Ordinary Shares represented by ADSs from 100,000 Ordinary Shares per ADS to 500,000 Ordinary Shares per ADS. Number of warrants at December 31, 2025, reflect the impact of the ratio change.

In accordance with the Articles of Association for the Company adopted on 11 June 2025, the share capital of the Company consists of an unlimited number of ordinary shares of nominal value £0.000001 each. Ordinary and deferred shares were recorded as equity.